Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Cost	$ 1,479	$ 1,364	$ 1,408
Gross unrealized gains	234	184	223
Gross unrealized losses	70	81	70
Fair value	1,643	1,467	1,561
Preferred equity instruments [member]
Disclosure of financial assets [line items]
Cost	26	21	146
Gross unrealized losses	12	3	53
Fair value	14	18	93
Common shares [member]
Disclosure of financial assets [line items]
Cost	1,453	1,343	1,262
Gross unrealized gains	234	184	223
Gross unrealized losses	58	78	17
Fair value	$ 1,629	$ 1,449	$ 1,468